UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli SRI Fund, Inc.

Class AAA - SRIGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIGX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000
06/17	11,101	11,790	11,824
06/18	11,063	13,484	13,313
06/19	11,486	14,889	14,530
06/20	11,144	16,007	15,617
06/21	16,101	22,537	21,909
06/22	13,223	20,143	18,710
06/23	15,044	24,090	22,316
06/24	16,474	30,006	25,806
06/25	18,618	34,555	29,537
06/26	21,753	42,268	37,028

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class AAA	7.65%	16.83%	6.20%	8.08%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

Fund Statistics

  Total Net Assets$21,954,974
  Number of Portfolio Holdings129
  Portfolio Turnover Rate11%
  Management Fees$(24,982)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - SRIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/SRIGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIGX-26-SATSR

Gabelli SRI Fund, Inc.

Class C - SRICX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRICX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class C	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli SRI Fund, Inc. - Class C	Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000	10,000
06/17	11,018	11,018	11,790	11,824
06/18	10,898	10,898	13,484	13,313
06/19	11,303	11,303	14,889	14,530
06/20	10,934	10,934	16,007	15,617
06/21	15,790	15,790	22,537	21,909
06/22	12,959	12,959	20,143	18,710
06/23	14,749	14,749	24,090	22,316
06/24	16,163	16,163	30,006	25,806
06/25	18,264	18,264	34,555	29,537
06/26	21,338	21,338	42,268	37,028

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class C	7.60%	16.83%	6.21%	7.81%
Gabelli SRI Fund, Inc. - Class C (includes sales charge)	6.60%	15.83%	6.21%	7.81%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

Fund Statistics

  Total Net Assets$21,954,974
  Number of Portfolio Holdings129
  Portfolio Turnover Rate11%
  Management Fees$(24,982)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRICX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class C - SRICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/SRICX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRICX-26-SATSR

Gabelli SRI Fund, Inc.

Class I - SRIDX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIDX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class I	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000
06/17	11,136	11,790	11,824
06/18	11,120	13,484	13,313
06/19	11,574	14,889	14,530
06/20	11,250	16,007	15,617
06/21	16,248	22,537	21,909
06/22	13,343	20,143	18,710
06/23	15,177	24,090	22,316
06/24	16,632	30,006	25,806
06/25	18,789	34,555	29,537
06/26	21,947	42,268	37,028

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class I	7.59%	16.81%	6.20%	8.18%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

Fund Statistics

  Total Net Assets$21,954,974
  Number of Portfolio Holdings129
  Portfolio Turnover Rate11%
  Management Fees$(24,982)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIDX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class I - SRIDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/SRIDX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIDX-26-SATSR

Gabelli SRI Fund, Inc.

Class A - SRIAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class A	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli SRI Fund, Inc. - Class A	Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000	10,000
06/17	11,101	10,463	11,790	11,824
06/18	11,056	10,420	13,484	13,313
06/19	11,400	10,744	14,889	14,530
06/20	11,061	10,425	16,007	15,617
06/21	15,976	15,057	22,537	21,909
06/22	13,116	12,362	20,143	18,710
06/23	14,925	14,066	24,090	22,316
06/24	16,347	15,407	30,006	25,806
06/25	18,475	17,413	34,555	29,537
06/26	21,587	20,346	42,268	37,028

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class A	7.58%	16.85%	6.21%	8.08%
Gabelli SRI Fund, Inc. - Class A (includes sales charge)	1.40%	10.13%	4.95%	7.44%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

Fund Statistics

  Total Net Assets$21,954,974
  Number of Portfolio Holdings129
  Portfolio Turnover Rate11%
  Management Fees$(24,982)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class A - SRIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/SRIAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIAX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli SRI Fund, Inc.

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund was 7.7% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

Gabelli SRI Fund, Inc.

Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Entertainment	4.3%
Computer Software and Services	4.3%
Environmental Services	3.4%
Equipment and Supplies	3.3%
Automotive	3.2%
Energy and Utilities	2.7%
Consumer Services	2.5%
U.S. Government Obligations	2.3%
Retail	2.0%
Business Services	1.6%
Computer Hardware	1.6%
Cable and Satellite	1.0%
Automotive: Parts and Accessories	0.7%
Beverage	0.5%
Specialty Chemicals	0.4%
Transportation	0.4%
Broadcasting	0.4%
Real Estate	0.2%
Telecommunications	0.2%
Other Assets and Liabilities (Net)	0.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N‑PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	Automotive — 3.2%
6,191	Daimler Truck Holding AG	$167,734	$298,516
2,365	Mercedes-Benz Group AG	118,929	118,683
1,750	Toyota Motor Corp., ADR	228,932	294,735
		515,595	711,934
	Automotive: Parts and Accessories — 0.7%
1,500	Dana Inc.	17,281	40,815
1,000	Genuine Parts Co.	132,872	117,980
		150,153	158,795
	Beverage — 0.5%
1,240	The Coca-Cola Co.	59,722	100,775

	Broadcasting — 0.4%
2,180	Versant Media Group Inc.	70,194	78,502

	Building and Construction — 5.1%
1,500	Arcosa Inc.	122,100	217,935
27,050	Canfor Corp.†	261,938	257,101
470	Cavco Industries Inc.†	86,889	288,759
2,450	Champion Homes Inc.†	158,497	215,894
650	Johnson Controls International plc	31,966	94,971
575	Lennar Corp., Cl. A	72,828	52,032
		734,218	1,126,692
	Business Services — 1.6%
135	Mastercard Inc., Cl. A	53,277	69,336
800	UL Solutions Inc., Cl. A	35,147	81,488
600	Visa Inc., Cl. A	128,130	205,854
		216,554	356,678
	Cable and Satellite — 1.0%
5,100	Comcast Corp., Cl. A	92,897	125,205
1,050	EchoStar Corp., Cl. A†	130,058	106,575
		222,955	231,780
	Computer Hardware — 1.6%
720	Apple Inc.	145,922	208,339
480	International Business Machines Corp.	61,293	134,981
		207,215	343,320
	Computer Software and Services — 4.3%
935	Alphabet Inc., Cl. A	53,263	334,141
312	Arista Networks Inc.†	45,766	53,003
965	Cisco Systems Inc.	41,824	113,349
425	Microsoft Corp.	89,079	158,533
475	Oracle Corp.	65,455	69,611
340	Palo Alto Networks Inc.†	47,126	115,947
355	Snowflake Inc., Cl. A†	46,351	90,348
		388,864	934,932
Shares		Cost	Market Value
	Consumer Products — 4.8%
2,000	Church & Dwight Co. Inc.	$180,263	$193,760
705	Kimberly-Clark Corp.	73,668	77,388
22,500	Sony Group Corp., ADR	83,245	451,350
4,000	Spectrum Brands Holdings Inc.	318,786	343,000
		655,962	1,065,498
	Consumer Services — 2.5%
760	Amazon.com Inc.†	160,142	181,138
6,000	API Group Corp.†	147,615	254,100
250	Fedex Freight Holding Co. Inc.†	32,480	37,750
2,500	Resideo Technologies Inc.†	22,225	77,750
		362,462	550,738
	Diversified Industrial — 4.4%
5,830	ABB Ltd., ADR	127,197	633,721
235	Eaton Corp. plc	40,644	100,138
500	Flex Ltd.†	6,356	81,035
865	Komatsu Ltd., ADR	41,881	33,761
500	Otis Worldwide Corp.	44,458	35,800
160	Rockwell Automation Inc.	50,938	79,213
		311,474	963,668
	Energy and Utilities — 2.7%
4,500	NextEra Energy Inc.	173,080	394,965
1,520	RWE AG	58,405	98,335
1,050	Sempra	78,536	97,345
		310,021	590,645
	Entertainment — 4.3%
7,000	Atlanta Braves Holdings Inc., Cl. C†	249,942	363,300
1,245	Madison Square Garden Sports Corp.†	205,413	500,291
850	The Walt Disney Co.	94,878	81,812
		550,233	945,403
	Environmental Services — 3.4%
650	Ecolab Inc.	99,268	181,097
1,500	Waste Connections Inc.	43,948	250,035
1,400	Waste Management Inc.	222,371	312,032
		365,587	743,164
	Equipment and Supplies — 3.3%
900	Federal Signal Corp.	74,655	115,641
292	FedEx Corp.	67,855	91,434
10,000	Mueller Water Products Inc., Cl. A	32,736	258,300
115	Parker-Hannifin Corp.	31,722	112,484
250	Valmont Industries Inc.	51,295	144,400
		258,263	722,259

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 30.7%
22,730	Aegon Ltd.	$96,796	$193,175
4,435	Ally Financial Inc.	129,024	203,788
1,250	American Express Co.	109,723	422,812
800	Axis Capital Holdings Ltd.	42,450	85,952
6,700	Banco Bilbao Vizcaya Argentaria SA	33,857	167,424
12,000	Barclays plc	22,777	80,638
1,920	Capital One Financial Corp.	248,931	385,190
225	Chubb Ltd.	63,286	76,666
3,360	Citigroup Inc.	163,790	470,266
5,375	Commerzbank AG	31,944	228,647
4,296	Credit Agricole SA	45,820	86,367
30,600	Daiwa Securities Group Inc.	149,564	300,269
4,000	First American Financial Corp.	225,422	274,360
168	First Citizens BancShares Inc., Cl. A	239,464	349,573
6,700	ING Groep NV	47,322	211,825
3,725	ING Groep NV, ADR	59,884	116,891
215	Intercontinental Exchange Inc.	23,038	26,469
950	Janus Henderson Group Ltd.	24,339	49,353
2,600	Moelis & Co., Cl. A	92,953	170,092
470	Morgan Stanley	44,851	98,249
970	Nasdaq Inc.	75,997	76,455
20,400	NatWest Group plc	58,511	180,487
3,226	NN Group NV	125,327	282,571
6,856	OceanFirst Financial Corp.	98,482	133,898
3,970	Old Republic International Corp.	162,016	162,452
500	S&P Global Inc.	159,913	203,630
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	186,588
2,600	Sony Financial Group Inc., ADR	2,775	11,284
10,500	Standard Chartered plc	62,904	284,265
1,750	State Street Corp.	92,994	296,800
2,250	The Bank of New York Mellon Corp.	93,261	325,372
850	The Charles Schwab Corp.	55,889	78,429
5,925	TrustCo Bank Corp. NY	183,092	325,342
2,425	Webster Financial Corp.	164,247	185,319
		3,310,130	6,730,898
	Food — 4.4%
15,000	BellRing Brands Inc.†	357,780	194,100
4,500	Mondelēz International Inc., Cl. A	127,449	260,280
3,500	Nestlé SA	198,488	359,876
Shares		Cost	Market Value
265	PepsiCo Inc.	$38,352	$35,881
5,000	The Campbell’s Company	222,459	111,350
		944,528	961,487
	Health Care — 4.4%
1,300	Dexcom Inc.†	92,855	87,555
63	Eli Lilly & Co.	36,131	75,564
145	HCA Healthcare Inc.	28,614	56,534
2,000	Henry Schein Inc.†	117,234	167,040
395	Ionis Pharmaceuticals Inc.†	29,980	31,320
800	Medline Inc., Cl. A†	34,633	31,552
895	Merck & Co. Inc.	73,311	115,007
8,500	Niagen Bioscience Inc.†	64,421	27,115
127	Regeneron Pharmaceuticals Inc.	96,342	79,190
1,490	Royalty Pharma plc, Cl. A	58,027	83,544
900	Solventum Corp.†	55,732	69,435
320	The Cigna Group	54,590	88,218
125	Vertex Pharmaceuticals Inc.†	33,130	62,091
		775,000	974,165
	Machinery — 6.2%
3,570	Atlas Copco AB, ADR	72,865	72,793
70	Caterpillar Inc.	10,258	74,543
49,875	CNH Industrial NV	394,960	560,096
5,510	Xylem Inc.	128,798	651,337
		606,881	1,358,769
	Real Estate — 0.2%
390	Prologis Inc., REIT	45,515	52,833

	Retail — 2.0%
595	Herc Holdings Inc.	81,085	85,287
1,250	Lowe’s Companies Inc.	140,378	275,613
495	The TJX Companies Inc.	63,438	74,992
		284,901	435,892
	Semiconductors — 4.6%
140	Advanced Micro Devices Inc.†	15,156	81,327
235	Broadcom Inc.	18,504	88,771
880	Infineon Technologies AG	33,746	82,118
185	Lam Research Corp.	12,954	80,166
740	NVIDIA Corp.	10,574	148,067
145	Qnity Electronics Inc.	13,087	23,680
155	Synopsys Inc.†	73,681	69,141
1,445	Texas Instruments Inc.	281,125	430,711
		458,827	1,003,981
	Specialty Chemicals — 0.4%
335	Air Products and Chemicals Inc.	91,679	98,215

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 0.2%
1,225	SK Telecom Co. Ltd., ADR	$46,242	$39,396

	Transportation — 0.4%
320	Union Pacific Corp.	79,529	87,040

	TOTAL COMMON STOCKS	12,022,704	21,367,459

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$505,000	U.S. Treasury Bills, 3.628% to 3.714%††, 08/06/26 to 09/17/26	502,384	502,377

	TOTAL INVESTMENTS — 99.6%	$12,525,088	21,869,836

	Other Assets and Liabilities (Net) — 0.4%		85,138

	NET ASSETS — 100.0%		$21,954,974

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $12,525,088)	$21,869,836
Cash	4,037
Deposit at brokers	1,716
Receivable for investments sold	7,739
Receivable for Fund shares sold	645
Receivable from Adviser	20,892
Dividends and interest receivable	78,436
Prepaid expenses	49,440
Total Assets	22,032,741
Liabilities:
Payable for investments purchased	3,357
Payable for Fund shares redeemed	100
Payable for investment advisory fees	17,911
Payable for distribution fees	2,555
Payable for payroll expenses	740
Payable for shareholder communications	23,994
Payable for legal and audit fees	16,549
Payable for custodian fees	6,609
Payable for shareholder services fees	4,025
Other accrued expenses	1,927
Total Liabilities	77,767
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,521,743 shares outstanding)	$21,954,974

Net Assets Consist of:
Paid-in capital	$10,778,634
Total distributable earnings	11,176,340
Net Assets	$21,954,974

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,659,408 ÷ 398,279 shares outstanding; 500,000,000 shares authorized)	$14.21
Class A:
Net Asset Value and redemption price per share ($6,680,305 ÷ 470,759 shares outstanding; 500,000,000 shares authorized)	$14.19
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.06
Class C:
Net Asset Value and redemption price per share ($42,355 ÷ 3,439 shares outstanding; 500,000,000 shares authorized)	$12.32
Class I:
Net Asset Value, offering, and redemption price per share ($9,572,906 ÷ 649,266 shares outstanding; 500,000,000 shares authorized)	$14.74

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,276)	$233,083
Interest	16,405
Total Investment Income	249,488
Expenses:
Investment advisory fees	109,194
Distribution fees - Class AAA	6,869
Distribution fees - Class A	8,551
Distribution fees - Class C	247
Legal and audit fees	26,719
Shareholder communications expenses	25,622
Registration expenses	21,250
Custodian fees	9,249
Shareholder services fees	8,828
Directors’ fees	8,500
Payroll expenses	1,097
Interest expense	340
Miscellaneous expenses	6,326
Total Expenses	232,792
Less:
Expense reimbursements by Adviser (See Note 3)	(134,177)
Net Expenses	98,615
Net Investment Income	150,873

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,326,757
Net realized loss on foreign currency transactions	(757)
Net realized gain on investments and foreign currency transactions	1,326,000
Net change in unrealized appreciation/(depreciation):
on investments	138,835
on foreign currency translations	(1,744)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	137,091
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,463,091
Net Increase in Net Assets Resulting from Operations	$1,613,964

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$150,873	$242,774
Net realized gain on investments and foreign currency transactions	1,326,000	1,731,877
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	137,091	1,525,184
Net Increase in Net Assets Resulting from Operations	1,613,964	3,499,835

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(566,507)
Class A	—	(726,704)
Class C	—	(5,862)
Class I	—	(970,884)
Total Distributions to Shareholders	—	(2,269,957)

Capital Share Transactions:
Class AAA	(272,794)	(436,383)
Class A	(910,106)	(443,064)
Class C	(17,710)	(139,135)
Class I	(651,452)	(798,622)
Net Decrease in Net Assets from Capital Share Transactions	(1,852,062)	(1,817,204)

Redemption Fees	—	1

Net Decrease in Net Assets	(238,098)	(587,325)

Net Assets:
Beginning of year	22,193,072	22,780,397
End of period	$21,954,974	$22,193,072

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2026(c)	$13.20	$0.09	$0.92	$1.01	$—	$—	$—	$—		$14.21	7.65%	$5,660	1.38	%(d)	2.24	%(d)	0.90	%(d)	11%
2025	12.51	0.15	2.02	2.17	(0.20)	(1.28)	(1.48)	0.00	(e)	13.20	17.21	5,522	1.10		2.24		0.90		20
2024(f)	13.45	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(d)	2.57	(d)	0.90	(d)	23
2024	12.11	0.17	1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13	(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08	0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19	5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
Class A
2026(c)	$13.19	$0.09	$0.91	$1.00	$—	$—	$—	$—		$14.19	7.58%	$6,680	1.38	%(d)	2.24	%(d)	0.90	%(d)	11%
2025	12.49	0.15	2.03	2.18	(0.20)	(1.28)	(1.48)	0.00	(e)	13.19	17.31	7,096	1.10		2.24		0.90		20
2024(f)	13.43	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(d)	2.57	(d)	0.90	(d)	23
2024	12.10	0.16	1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13	(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09	0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19	5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
Class C
2026(c)	$11.45	$0.08	$0.79	$0.87	$—	$—	$—	$—		$12.32	7.60%	$42	1.33	%(d)	2.99	%(d)	0.90	%(d)	11%
2025	10.87	0.12	1.77	1.89	(0.20)	(1.11)	(1.31)	0.00	(e)	11.45	17.27	57	1.08		2.99		0.90		20
2024(f)	11.71	0.11	0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(d)	3.33	(d)	0.90	(d)	23
2024	10.57	0.15	1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12	(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10	0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17	5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
Class I
2026(c)	$13.70	$0.10	$0.94	$1.04	$—	$—	$—	$—		$14.74	7.59%	$9,573	1.38	%(d)	1.99	%(d)	0.90	%(d)	11%
2025	12.97	0.15	2.11	2.26	(0.20)	(1.33)	(1.53)	0.00	(e)	13.70	17.27	9,518	1.09		1.99		0.90		20
2024(f)	13.94	0.10	0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(d)	2.32	(d)	0.90	(d)	23
2024	12.55	0.17	1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14	(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08	0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19	5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratio would have been 0.91% for each Class. For other remaining periods presented, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	For the period April 1, 2024 to December 31, 2024.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Fund, Inc. (the Fund) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from March 31 to December 31, effective as of December 31, 2024.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant Observable	Total Market Value at
	Quoted Prices	Inputs	06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$21,367,459	—	$21,367,459
U.S. Government Obligations	—	$502,377	502,377
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,367,459	$502,377	$21,869,836

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2026, the Fund did not invest in Acquired Funds.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$296,321
Net long term capital gains	1,973,636
Total distributions paid	$2,269,957

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$12,738,883	$9,790,420	$(659,467)	$9,130,953

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $134,177. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,194,413:

For the twelve months ended December 31, 2023 expiring December 31, 2026	$368,830
For the twelve months ended December 31, 2024 expiring December 31, 2027	419,769
For the twelve months ended December 31, 2025 expiring December 31, 2028	271,637
For the six months ended June 30, 2026 expiring December 31, 2029	134,177
$1,194,413

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $2,247,131 and $4,296,507, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $263 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $148 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

As per the approval of the Board, the Fund is allocated a portion of the Chief Compliance Officer’s compensation cost. For the six months ended June 30, 2026, the Fund paid or accrued $1,097 in chief compliance officer compensation in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30,		Year Ended
	2026 (Unaudited)		December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,441	$32,463	3,590	$47,999
Shares issued upon reinvestment of distributions	—	—	41,427	552,639
Shares redeemed	(22,379)	(305,257)	(79,329)	(1,037,021)
Net decrease	(19,938)	$(272,794)	(34,312)	$(436,383)
Class A
Shares sold	2,408	$31,751	11,324	$149,145
Shares issued upon reinvestment of distributions	—	—	52,469	698,894
Shares redeemed	(69,858)	(941,857)	(97,242)	(1,291,103)
Net decrease	(67,450)	$(910,106)	(33,449)	$(443,064)
Class C
Shares issued upon reinvestment of distributions	—	—	507	$5,862
Shares redeemed	(1,534)	$(17,710)	(12,668)	(144,997)
Net decrease	(1,534)	$(17,710)	(12,161)	$(139,135)
Class I
Shares sold	7,178	$100,022	6,231	$84,970
Shares issued upon reinvestment of distributions	—	—	69,335	959,591
Shares redeemed	(52,655)	(751,474)	(135,360)	(1,843,183)
Net decrease	(45,477)	$(651,452)	(59,794)	$(798,622)

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI SRI FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial and
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor
and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q226SAR

GABELLI FUNDS

GABELLI SRI FUND, INC.

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2026(c)	$13.20	$0.09	$0.92	$1.01	$—	$—	$—	$—		$14.21	7.65%	$5,660	1.38	%(d)	2.24	%(d)	0.90	%(d)	11%
2025	12.51	0.15	2.02	2.17	(0.20)	(1.28)	(1.48)	0.00	(e)	13.20	17.21	5,522	1.10		2.24		0.90		20
2024(f)	13.45	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(d)	2.57	(d)	0.90	(d)	23
2024	12.11	0.17	1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13	(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08	0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19	5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
Class A
2026(c)	$13.19	$0.09	$0.91	$1.00	$—	$—	$—	$—		$14.19	7.58%	$6,680	1.38	%(d)	2.24	%(d)	0.90	%(d)	11%
2025	12.49	0.15	2.03	2.18	(0.20)	(1.28)	(1.48)	0.00	(e)	13.19	17.31	7,096	1.10		2.24		0.90		20
2024(f)	13.43	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(d)	2.57	(d)	0.90	(d)	23
2024	12.10	0.16	1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13	(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09	0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19	5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
Class C
2026(c)	$11.45	$0.08	$0.79	$0.87	$—	$—	$—	$—		$12.32	7.60%	$42	1.33	%(d)	2.99	%(d)	0.90	%(d)	11%
2025	10.87	0.12	1.77	1.89	(0.20)	(1.11)	(1.31)	0.00	(e)	11.45	17.27	57	1.08		2.99		0.90		20
2024(f)	11.71	0.11	0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(d)	3.33	(d)	0.90	(d)	23
2024	10.57	0.15	1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12	(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10	0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17	5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
Class I
2026(c)	$13.70	$0.10	$0.94	$1.04	$—	$—	$—	$—		$14.74	7.59%	$9,573	1.38	%(d)	1.99	%(d)	0.90	%(d)	11%
2025	12.97	0.15	2.11	2.26	(0.20)	(1.33)	(1.53)	0.00	(e)	13.70	17.27	9,518	1.09		1.99		0.90		20
2024(f)	13.94	0.10	0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(d)	2.32	(d)	0.90	(d)	23
2024	12.55	0.17	1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14	(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08	0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19	5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratio would have been 0.91% for each Class. For other remaining periods presented, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	For the period April 1, 2024 to December 31, 2024.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$3,500
William F. Heitmann	$2,500
Anthonie C. van Ekris	$2,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers;

Richard Walz, CCO	$1,097

and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Richard Walz, CCO	$1,097

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2025) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual returns for the periods ended December 31, 2025, but noted that generally they placed greater emphasis on the Fund’s longer-term performance; however, they also noted that the shift in investment strategy away from “green” investing will make the long term performance less relevant in this case. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund against the Adviser Performance Peer Group, the Board Members noted that the Fund’s performance was above the median for the one-year period, and below the median for the three-, five-, and ten-year periods. In reviewing the performance of the Fund against the Broadridge Performance Peer Group, the Board Members noted that the Fund’s performance was in the second quintile for the one-year period, in the fourth quintile for the three-year period, and in the fifth quintile for the five- and ten-year periods. The Board also noted that performance was better more recently than in the longer-term periods, noting that the older performance occurred during the prior period when the Fund was focused on a different strategy that included “green” investing. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high-quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group prepared by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In particular, the Board Members noted that the Fund’s contractual management fee and total expense ratio were higher than the medians when compared to those of the Expense Peer Groups, but that actual management fees charged after considering the Expenses Limitation Agreement was the lowest of the Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts, noting that the fees charged by the Adviser were comparable to the fees charged to the Fund. The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event of significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuance of the Advisory Agreement. The Board Members based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.